Note 8 - Income Taxes (Details Textual) - USD ($)		12 Months Ended
	Sep. 17, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
US Federal Gross Transportation Income Tax Rate		4.00%
US Source Gross Transportation Income as Percentage of Gross Transportation Shipping Income		50.00%
Effective United States Tax on U.S. Source Shipping		4.00%	4.00%	4.00%
Effective Tax on U.S. Source Shipping, Amount	$ 23,477
Override Rule to Which the Entity is Subject, Percentage		5.00%	5.00%